Securities (Tables)	12 Months Ended
Jun. 30, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of gross unrealized or unrecognized gains and losses
	2021
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value
Available-for-sale Securities
Agency mortgage-backed residential	$33	$-	$-	$33

Held-to-maturity Securities
Agency mortgage-backed: residential	$462	$16	$2	$476

	2020
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value
Available-for-sale Securities
Agency bonds	$500	$3	$-	$503
Agency mortgage-backed: residential	38	-	-	38
	$538	$3	$-	$541

Held-to-maturity Securities
Agency mortgage-backed: residential	$598	$16	$3	$611